Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of contractual maturities of borrowings
Advance Date	Maturity Date	Current Rate	2016	2015
			(In Thousands)

06/05/06	06/06/16	5.63%	-	1,000
04/25/12	04/25/17	1.03%	128	433
08/16/12	08/16/17	1.00%	306	711
09/05/12	09/05/19	1.13%	829	1,115
11/06/12	11/06/17	0.86%	407	810
11/27/12	11/27/17	1.12%	1,000	1,000
12/19/12	12/19/19	1.20%	902	1,187
12/27/12	12/27/16	0.97%	-	1,000
12/27/12	12/27/17	0.89%	220	422
01/04/13	01/04/19	1.52%	1,000	1,000
01/15/13	01/16/18	1.18%	1,000	1,000
01/22/13	01/23/17	0.96%	1,000	1,000
01/22/13	01/22/18	1.20%	1,000	1,000
01/22/13	01/22/19	1.44%	1,000	1,000
02/12/13	02/12/16	0.79%	-	1,500
02/20/13	02/21/20	1.28%	475	618
02/20/13	02/21/23	1.77%	646	742
07/02/13	07/02/18	1.35%	682	1,083
07/22/13	07/23/18	1.27%	681	1,083
09/19/13	09/19/18	1.37%	375	575
09/19/13	09/16/16	1.14%	-	2,000
01/21/14	01/22/18	1.72%	1,000	1,000
01/21/14	01/22/19	1.45%	442	642
03/20/14	03/20/19	1.50%	714	1,012
03/24/14	03/24/17	1.32%	1,500	1,500
07/21/14	07/21/21	1.94%	682	820
07/21/14	07/22/19	2.08%	500	500
07/21/14	07/23/18	1.79%	1,000	1,000
08/06/14	08/06/18	1.80%	1,000	1,000
08/21/14	08/22/16	0.92%	-	1,000
08/21/14	08/21/19	2.12%	1,000	1,000
10/02/14	10/04/21	2.00%	1,434	1,709
10/15/14	10/15/21	1.69%	715	853
11/28/14	11/29/21	1.90%	1,455	1,730
12/31/14	12/31/19	1.63%	626	823
12/31/14	01/02/18	1.52%	1,000	1,000
01/14/15	01/14/20	1.73%	1,500	1,500
01/21/15	01/21/20	1.79%	500	500
01/21/15	01/21/21	1.97%	500	500
04/13/15	04/13/20	1.74%	1,000	1,000
05/20/15	05/20/20	1.52%	708	903
05/20/15	05/20/22	1.91%	796	933
06/25/15	06/25/20	1.65%	725	920
06/25/15	06/26/17	1.14%	1,000	1,000

Advance Date	Maturity Date	Current Rate	2016	2015
			(In Thousands)
10/29/15	10/29/20	1.51%	1,579	1,968
10/29/15	10/29/20	1.90%	1,000	1,000
01/27/16	01/27/21	1.92%	1,000	-
01/27/16	01/27/23	1.87%	888	-
02/12/16	02/13/23	1.66%	898	-
02/12/16	02/13/23	2.04%	500	-
08/24/16	08/24/17	1.01%	1,000	-
08/24/16	08/24/18	1.22%	1,000	-
09/21/16	03/21/17	0.83%	1,000	-
09/21/16	09/21/17	1.06%	2,000	-
09/30/16	03/30/17	0.79%	1,000	-
10/28/16	10/28/20	1.57%	1,000	-
11/04/16	11/04/21	1.72%	2,000	-
11/17/16	11/17/21	2.13%	1,000	-
11/17/16	11/17/21	1.78%	1,000	-
11/17/16	11/17/23	2.07%	1,000	-
11/28/16	11/29/19	1.78%	1,500	-
12/08/16	12/08/17	1.22%	1,000	-
12/21/16	06/21/17	0.95%	1,000	-
12/21/16	12/23/19	1.91%	1,000	-
12/30/16	01/03/17	0.74%	3,000	-

			$56,813	$46,092

Schedule of contractual maturities of all FHLB borrowings
	Contractual Maturity	Weighted Average Rate
2017	$15,562	0.98%
2018	8,737	1.46
2019	9,513	1.62
2020	8,488	1.65
2021	9,785	1.88
Thereafter	4,728	2.27
	$56,813	1.49%